[Logo of                USAA STATE TAX-FREE TRUST
USAA Eagle            Florida Tax-Free Income Fund
Appears Here]      Florida Tax-Free Money Market Fund
                       Texas Tax-Free Income Fund
                    Texas Tax-Free Money Market Fund


                    SUPPLEMENT DATED DECEMBER 2, 1996
               TO THE STATEMENTS OF ADDITIONAL INFORMATION
                           DATED AUGUST 1, 1996


     Effective December 1, 1996, Robert G. Davis replaced M. Staser Holcomb as Trustee and Chairman of the Board of Trustees. The paragraph under the caption "Trustees and Officers of the Trust" relating to M. Staser Holcomb is replaced with the following information:

Robert G. Davis 1, 2
Trustee and Chairman of the Board of Trustees
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (12/96-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96 -present); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also will serve as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.



     Effective January 1, 1997, Robert L. Mason will replace George E. Brown as a Trustee on the Board of Trustees. Mr. Brown will be retiring on December 31, 1996. The paragraph under the caption "Trustees and Officers of the Trust" relating to George E. Brown is replaced with the following information:

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Trustee
Age: 50

Manager, Statistical Analysis Section, Southwest Research Institute (8/75-present). Dr. Mason currently serves as a Trustee of USAA Investment Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.





29300-1296